UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               ------------------

Check here if Amendment |_|; Amendment Number: _____

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz,               Dallas, Texas,              February 14, 2012
--------------------               --------------              -----------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                               -----------

Form 13F Information Table Entry Total:                 31
                                               -----------

Form 13F Information Table Value Total:        $   114,849
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                           FORM 13F INFORMATION TABLE

                               TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
  NAME OF ISSUER                CLASS          CUSIP    (X$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
A H BELO CORP                  COM CL A      001282102      829      174,464  SH         OTHER         1        0        174,464  0
ACXIOM CORP                    COM           005125109    4,121      337,541  SH         OTHER         1        0        337,541  0
ARGO GROUP INTL HLDGS LTD      COM           G0464B107    3,404      117,540  SH         OTHER         1        0        117,540  0
BELO CORP                      COM SER A     080555105    3,723      590,941  SH         OTHER         1        0        590,941  0
BERKSHIRE HATHAWAY B           COM           084670702    1,958       25,663  SH         OTHER         1        0         25,663  0
CENVEO INC                     COM           15670S105    1,569      461,483  SH         OTHER         1        0        461,483  0
CRAWFORD & Co CL A             COM           224633206      396       97,180  SH         OTHER         1        0         97,180  0
CVS CAREMARK CORPORATION       COM           126650100    4,565      111,953  SH         OTHER         1        0        111,953  0
FLAGSTONE REINSURANCE HLDGS    SHS           G3529T105      575       69,335  SH         OTHER         1        0         69,335  0
GAMESTOP CORP NEW              CL A          36467W109    3,546      146,953  SH         OTHER         1        0        146,953  0
GILAT SATELLITE                SHS NEW       M51474118    1,043      264,135  SH         OTHER         1        0        264,135  0
HALLMARK FINL SVCS INC EC      COM NEW       40624Q203   24,738    3,539,077  SH         OTHER         1        0      3,539,077  0
HEWLETT-PACKARD                COM           428236103    1,546       60,000  SH         OTHER         1        0         60,000
HIGHLAND CR STRATEGIES FD      COM           43005Q107        3          513  SH         OTHER         1        0            513  0
HILLTOP HOLDINGS               COM           432748101      655       77,486  SH         OTHER         1        0         77,486
JOHNSON & JOHNSON              COM           478160104       13          200  SH         OTHER         1        0            200  0
JPMORGAN CHASE                 COM           46625H100    1,663       50,000  SH         OTHER         1        0         50,000  0
LIBERTY MEDIA CORP NEW         INT COM SER A 53071M104    5,535      341,380  SH         OTHER         1        0        341,380  0
M & F WORLDWIDE CORP           COM           552541104        0            0  SH         OTHER         1        0              0  0
MEDQUIST INC                   COM           584949101   10,695    1,111,708  SH         OTHER         1        0      1,111,708  0
MICROSOFT CORP                 COM           594918104    5,773      222,399  SH         OTHER         1        0        222,399  0
NUTRI SYS INC NEW              COM           67069D108      882       68,210  SH         OTHER         1        0         68,210  0
PIZZA INN INC NEW              COM           725848105    9,514    1,729,773  SH         OTHER         1        0      1,729,773  0
UNUM GROUP                     COM           91529Y106    1,903       90,328  SH         OTHER         1        0         90,328  0
VIACOM INC NEW                 CL B          92553P201    6,011      132,369  SH         OTHER         1        0        132,369  0
WILHELMINA INTL INC            COM           968235101    6,813   34,064,466  SH         OTHER         1        0     34,064,466  0
XEROX CORPORATION              COM           984121103    1,592      200,000  SH         OTHER         1        0        200,000
BAXTER INTL INC                COM           171813109    1,880      100,000  SH  CALL   OTHER         1        0        100,000  0
CVS CAREMARK CORPORATION       COM           126650100    4,656      200,000  SH  CALL   OTHER         1        0        200,000  0
JOHNSON & JOHNSON              COM           478160104    1,200       89,800  SH  CALL   OTHER         1        0         89,800  0
MICROSOFT CORP                 COM           594918104    4,048      434,200  SH  CALL   OTHER         1        0        434,200  0